                                 MORGAN STANLEY
                          AFRICA INVESTMENT FUND, INC.
-----------------------------------------

DIRECTORS AND OFFICERS

Barton M. Biggs                           William G. Morton, Jr.
CHAIRMAN OF THE BOARD                     DIRECTOR
OF DIRECTORS                              James W. Grisham
Warren J. Olsen                           VICE PRESIDENT
PRESIDENT AND DIRECTOR                    Michael F. Klein
Peter J. Chase                            VICE PRESIDENT
DIRECTOR                                  Harold J. Schaaff, Jr.
John W. Croghan                           VICE PRESIDENT
DIRECTOR                                  Joseph P. Stadler
David B. Gill                             VICE PRESIDENT
DIRECTOR                                  Valerie Y. Lewis
Graham E. Jones                           SECRETARY
DIRECTOR                                  James R. Rooney
John A. Levin                             TREASURER
DIRECTOR                                  Belinda A. Brady
                                          ASSISTANT TREASURER

-----------------------------------------
INVESTMENT ADVISER
Morgan Stanley Asset Management Inc.
1221 Avenue of the Americas
New York, New York 10020
---------------------------------------------------
ADMINISTRATOR
The Chase Manhattan Bank
73 Tremont Street
Boston, Massachusetts 02108
---------------------------------------------------
CUSTODIANS
Morgan Stanley Trust Company
One Pierrepont Plaza
Brooklyn, New York 11201

The Chase Manhattan Bank
770 Broadway
New York, New York 10003
---------------------------------------------------
SHAREHOLDER SERVICING AGENT
American Stock Transfer & Trust Company
40 Wall Street
New York, New York 10005
(800) 278-4353
---------------------------------------------------
LEGAL COUNSEL
Rogers & Wells
200 Park Avenue
New York, New York 10166
---------------------------------------------------
INDEPENDENT ACCOUNTANTS
Price Waterhouse LLP
1177 Avenue of the Americas
New York, New York 10036

---------------------------------------------------
For additional Fund information, including the Fund's net asset value per share and information regarding the investments comprising the Fund's portfolio, please call 1-800-221-6726.

                                   ---------

                                 MORGAN STANLEY
                               AFRICA INVESTMENT
                                   FUND, INC.
                                   ---------

                              FIRST QUARTER REPORT
                                 MARCH 31, 1997
                      MORGAN STANLEY ASSET MANAGEMENT INC.
                               INVESTMENT ADVISER

LETTER TO SHAREHOLDERS
--------

For the three months ended March 31, 1997, the Morgan Stanley Africa Investment Fund, Inc. (the "Fund") had a total return, based on net asset value per share, of 20.40%. For the one year ended March 31, 1997, the Fund had a total return, based on net asset value per share, of 31.58%. For the period since the Fund's commencement of operations on February 14, 1994 through March 31, 1997, the Fund's total return, based on net asset value per share, was 77.14%. On March 31, 1997, the closing price of the Fund's shares on the New York Stock Exchange was $16.75, representing a 17.5% discount to the Fund's net asset value per share.

The first quarter of 1997 was the best in terms of quarterly performance for the Fund since it's inception in February 1994. Once again, as in 1996, Zimbabwe and Egypt were the main drivers of the strong performance. At the end of the first quarter, Zimbabwe and Egypt cumulatively represented over 40% of the Fund's net assets and appreciated in excess of 35% each.

ZIMBABWE

The Zimbabwean economy grew by 8.1% in 1996 as a result of declining inflation and interest rates and from record agricultural harvests. Agricultural output increased by over 35% as a result of the widespread rainfall received over the past year. Most of the dams across the country are now at capacity and will be able to meet the country's water requirements for the next two years. The stock market was a direct beneficiary of these improving fundamentals and the IFC Zimbabwe Index appreciated by 72% in 1996 and a further 17% in the first quarter of 1997.

The government provided further support to the stock market by implementing a number of investor friendly changes. These included making dual-listed shares, shares listed on the Harare Stock Exchange (HSE) and a foreign stock exchange, fully transferable from the foreign stock exchange into HSE and, increasing foreign ownership limits from 35% to 40% of listed companies.

Looking ahead, the next couple of years will be critical for the government to deliver on its promises of reducing the fiscal deficit, increasing privatizations and further opening up the economy. With economic momentum on its side, this is the ideal time for the government to control its spending and, to help reduce the private sector's cost of borrowing. Presently, the country's deficit to GDP stands at an unacceptable 10.1% and is leading to low levels of private sector investment. It appears the government is serious about tackling the fiscal problem and we will be actively monitoring the situation to see if this is indeed the case. The government has already put ZISCO the country's iron and steel producer up for sale and is in the process of selling off the Dairy Marketing Board to a strategic foreign investor.

With substantial water resources, improving macro-economic fundamentals, and a recovering manufacturing sector, the country is expected to deliver sustainable GDP growth in excess of 5% per annum till the end of the century. The HSE trades at an attractive 13 times one year prospective multiple with earnings forecast to grow by 15% in real terms. The Fund's portfolio is well positioned as it is mainly concentrated in the consumer sector which is expected to be the primary beneficiary of rising disposable income from a strong economy.

EGYPT

The Cairo Stock Exchange appreciated by 36% during the first quarter of 1997. Compared to 1996, when western investors dominated and pushed the market higher, the first quarter performance was driven by local and regional investors. The Egyptian authorities have continued to improve the disclosure and operation of the stock exchange by providing more detailed daily reports on exchange activities and creating new, more efficient settlement procedures.

The country's macroeconomic situation remains attractive with 1997 GDP growth expected to be around 5.5%, inflation at 6.5% and a budget deficit of 1.4% of GDP. The strength in the stock market over the past year has led sectors such as banking to become more fully valued. However, sectors such as cement and flour milling remain undervalued and are forecast to experience sustainable earnings growth into the near future. Investment flows remain strong in the equity market as interest rates remain below 10% and as new dedicated Egyptian funds continue to be raised. Further, the earnings momentum remains strong with earnings expected to increase by 18% in 1997 and 20% in 1998. The market currently trades at 13.5 times 1997 forecast earnings and is supported by a dividend yield of 4.5%.

SOUTH AFRICA

The MSCI South Africa Index appreciated by 13.4% during the first quarter of 1997. The performance was driven by a significant change in investor sentiment compared to 1996 when the Index declined by 20.1%. During the quarter the currency appreciated by 5.5% driven by major foreign portfolio inflows in the fixed income and equity markets. Net inflows for the first quarter into the fixed income and equity markets amounted to approximately $1.4 billion and $770 million, respectively.

The turnaround in sentiment was driven by a realization that the currency depreciation of 1996 may have been overdone and by global fixed income managers searching for high real yields. At the beginning of the year, South African bonds were yielding over 16%, or about 7% in real terms. These real yields are now among the highest in the world particularly since the major rally in emerging market debt in 1996. We expect the inflows into South African bonds to continue and forecast the rates to decline to around the 14% level by year end.

The government's continued conservative monetary and fiscal policies also provided strong support to the improving market sentiment. The deficit for the fiscal year ended March 1997 came in on target at 5.1% of GDP and is expected to decline to 4.0% in the current year. Some highlights of the budget include a reduction in expenditure in real terms by 2.4% and a focus towards education, health and welfare services which will represent 55% of budgeted non-interest spending for the year. On the revenue front, the government is targeting an increase of 2.6% in real terms driven by improved tax collections, higher excise duties and receipts from the corporate sector.

Privatizations are also expected to increase in 1997 and will help boost much needed foreign exchange reserves which currently approximate $3 billion. With the 30% sale of Telkom to a consortium of SBC Communications and Malaysia Telkom, South Africa will receive approximately $1.3 billion in proceeds, part of which will be used to pay down outstanding government debt. We expect the government to raise a further $1 billion in 1997 through the privatization of power stations, resorts, Airports Company and forests.

Given our outlook for declining interest rates in late 1997, a more stable currency, increasing privatizations and lower fiscal deficits, we expect the stock market to move higher from current levels. The market is attractively priced at 13.5 times prospective earnings which are forecast to grow by around 20%. Our GDP growth estimate for 1997 remains at 3.5% and increases to 4% in 1998.

Sincerely,

           [SIGNATURE]
Warren J. Olsen
PRESIDENT AND DIRECTOR

      [SIGNATURE]
Marianne L. Hay
SENIOR PORTFOLIO MANAGER

    [SIGNATURE]
Jaideep Khanna
PORTFOLIO MANAGER

April 1997

Morgan Stanley Africa Investment Fund, Inc.
Investment Summary as of March 31, 1997 (Unaudited)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

HISTORICAL
INFORMATION
                                          TOTAL RETURN (%)
                     ----------------------------------------------------------

                           MARKET VALUE (1)            NET ASSET VALUE (2)
                     ----------------------------  ----------------------------
                                       AVERAGE                       AVERAGE
                       CUMULATIVE       ANNUAL       CUMULATIVE       ANNUAL
                     ----------------------------  ----------------------------
FISCAL YEAR TO DATE        22.94%            --          20.40%            --
ONE YEAR                   35.07          35.07%         31.58          31.58%
SINCE INCEPTION*           46.18          12.91          77.14          20.07

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

--------------------------------------------------------------------------------

RETURNS AND PER SHARE INFORMATION (2)

A BAR CHART REFLECTING THE DATA BELOW IS REFLECTED HERE.

 YEARS ENDED DECEMBER 31:
       TOTAL RETURN
                                                               THREE MONTHS ENDED
                               1994*      1995       1996        MARCH 31, 1997
Net Asset Value Per Share       $14.43     $17.05     $16.86                 $20.30
Market Value Per Share          $11.38     $12.88     $13.63                 $16.75
Premium/(Discount)              -21.1%     -24.5%     -19.2%                 -17.5%
Income Dividends                 $0.54      $0.96      $0.14                      -
Capital Gains Distributions          -      $0.01      $1.23                      -
Fund Total Return (2)            7.34%     26.14%      8.64%                 20.40%

(1) Assumes dividends and distributions, if any, were reinvested.

(2) Total investment return based on net asset value per share reflects the effects of changes in net asset value on the performance of the Fund during each period, and assumes dividends and distributions, if any, were reinvested. These percentages are not an indication of the performance of a shareholder's investment in the Fund based on market value due to differences between the market price of the stock and the net asset value per share of the Fund.

* The Fund commenced operations on February 14, 1994.

Morgan Stanley Africa Investment Fund, Inc.
Portfolio Summary as of March 31, 1997 (Unaudited)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
PORTFOLIO INVESTMENTS DIVERSIFICATION

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Equity Securities            96.9%
Short-Term Investments        3.1%

--------------------------------------------------------------------------------
SECTORS

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Banking                                13.0%
Beverages & Tobacco                    10.3%
Building Materials & Components         5.3%
Chemicals                              10.5%
Electrical & Electronics                6.4%
Food & Household                        4.1%
Leisure & Tourism                       3.6%
Merchandising                           6.7%
Mining                                  5.3%
Multi-Industry                         17.6%
Other                                  17.2%

--------------------------------------------------------------------------------
COUNTRY WEIGHTINGS

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

South Africa       42.9%
Zimbabwe           21.3%
Egypt              18.8%
Mauritius           7.0%
Morocco             3.8%
Ghana               2.6%
Kenya               1.5%
Botswana            1.3%
Other               0.8%

--------------------------------------------------------------------------------
TEN LARGEST HOLDINGS

                                                     PERCENT OF                                                         PERCENT OF
                                                     NET ASSETS                                                         NET ASSETS
                                                    -------------                                                      -------------
       1.  SASOL Ltd.                                       6.9%          6.  Trans Zambezi Industries Ltd.                    3.3%
       2.  Delta Corp. Ltd.                                 6.6           7.  State Bank of Mauritius                          3.2
       3.  Meikles Africa Ltd.                              5.9           8.  Commercial International Bank                    2.7
       4.  Gencor Ltd.                                      4.8           9.  North Cairo Flour Mills                          2.1
       5.  New Africa Investments                           3.4          10.  Eastern Tobacco                                  1.9
                                                                                                                             -----
                                                                                                                              40.8%
                                                                                                                             -----
                                                                                                                             -----

INVESTMENTS (UNAUDITED)
---------

MARCH 31, 1997

                                                                            VALUE
                                                           SHARES           (000)
---------------------------------------------------------------------------------
------------
COMMON STOCKS (97.7%)
  (UNLESS OTHERWISE NOTED)
---------------------------------------------------------------------------------
------------
BOTSWANA (1.3%)
BEVERAGES & TOBACCO
  Sechaba Investment Co.                                5,000,000  U.S.$    4,125
                                                                   --------------
---------------------------------------------------------------------------------
------------
EGYPT (18.8%)
AGRICULTURE
  General Silo Storage                                     48,600           1,488
                                                                   --------------
BANKING
  Commercial International Bank                           357,090           8,590
  Egypt American Bank                                      14,209             673
                                                                   --------------
                                                                            9,263
                                                                   --------------
BEVERAGES & TOBACCO
  Eastern Tobacco                                         236,150           6,098
                                                                   --------------
BUILDING MATERIALS & COMPONENTS
  Alexandria Cement                                        28,860             591
  Ameriyah Cement Co.                                     159,998           3,957
  Helwan Portland Cement                                  209,800           4,710
  Suez Cement Co.                                         101,700           2,059
  Torah Portland Cement Co.                               150,770           4,240
                                                                   --------------
                                                                           15,557
                                                                   --------------
CHEMICALS
  Egyptian Finance & Industrial                            97,450           5,940
  Paint & Chemicals Industries                             19,510             776
                                                                   --------------
                                                                            6,716
                                                                   --------------
ELECTRICAL & ELECTRONICS
  Egyptian Electro Cables                                  51,131           1,909
                                                                   --------------
FOOD & HOUSEHOLD PRODUCTS
  Central Flour Mill                                       60,000           1,069
  North Cairo Flour Mills                                 120,375           6,557
  South Cairo & Giza Mills Bakeries                        14,670             341
                                                                   --------------
                                                                            7,967
                                                                   --------------
MERCHANDISING
  MISR Free Shops Co.                                      50,000             677
                                                                   --------------
REAL ESTATE
  Helioplis Housing                                        15,000           1,899
  Madinet Nasr Housing & Development                       33,710           4,645
                                                                   --------------
                                                                            6,544
                                                                   --------------
UTILITIES -- ELECTRICAL & GAS
  Egypt Gas                                                   500           2,576
                                                                   --------------
                                                                           58,795
                                                                   --------------
---------------------------------------------------------------------------------
------------

                                                                            VALUE
                                                           SHARES           (000)
---------------------------------------------------------------------------------
------------

GHANA (2.6%)
BANKING
  Social Security Bank Ltd.                             6,560,000  U.S.$    4,293
  Standard Chartered Bank                                 655,000           1,749
                                                                   --------------
                                                                            6,042
                                                                   --------------
BEVERAGES & TOBACCO
  Guinness Ghana                                        3,636,822             678
  Kumasi Breweries                                        336,000             127
  Pioneer Tobacco Co. Ltd.                              3,606,600             293
                                                                   --------------
                                                                            1,098
                                                                   --------------
FINANCIAL SERVICES
  Home Finance Co.                                      1,820,000             133
                                                                   --------------
FOOD & HOUSEHOLD PRODUCTS
  Unilever                                              1,595,800             677
                                                                   --------------
METALS -- NON-FERROUS
  Ghana Pioneer Aluminum Factory                        1,043,400              93
                                                                   --------------
                                                                            8,043
                                                                   --------------
---------------------------------------------------------------------------------
------------
IRELAND (0.4%)
MINING
  Kenmare Resources                                     2,500,000           1,387
                                                                   --------------
---------------------------------------------------------------------------------
------------
KENYA (1.2%)
BANKING
  Kenya Commercial Bank Ltd.                              555,315             975
                                                                   --------------
INDUSTRIAL COMPONENTS
  Firestone East Africa Ltd.                            2,313,210           1,122
                                                                   --------------
MERCHANDISING
  Uchumi Supermarket Ltd.                               2,501,107           1,648
                                                                   --------------
                                                                            3,745
                                                                   --------------
---------------------------------------------------------------------------------
------------
MAURITIUS (7.0%)
BANKING
  Mauritius Commercial Bank                               947,004           4,008
  State Bank of Mauritius                              17,792,469          10,187
                                                                   --------------
                                                                           14,195
                                                                   --------------
FOOD & HOUSEHOLD PRODUCTS
  Happy World Foods Ltd.                                1,509,713           1,150
                                                                   --------------
LEISURE & TOURISM
  New Mauritius Hotels                                  1,931,112           3,375
  Sun Resorts Ltd.                                        121,687             270
                                                                   --------------
                                                                            3,645
                                                                   --------------
MULTI-INDUSTRY
  Mon Tressor Desert                                       66,368             129
  Rogers & Co. Ltd.                                       577,430           2,847
                                                                   --------------
                                                                            2,976
                                                                   --------------
                                                                           21,966
                                                                   --------------
---------------------------------------------------------------------------------
------------

                                                                            VALUE
                                                           SHARES           (000)
---------------------------------------------------------------------------------
------------
MOROCCO (3.8%)
BANKING
  Banque Marocaine                                         35,330  U.S.$    2,319
  Wafabank                                                 13,095           1,117
                                                                   --------------
                                                                            3,436
                                                                   --------------
MULTI-INDUSTRY
  Groupe Ona                                               22,500           1,882
  SNI Maroc                                                75,711           5,709
                                                                   --------------
                                                                            7,591
                                                                   --------------
TELECOMMUNICATIONS
  Alcatel Alsthom                                          19,380             977
                                                                   --------------
                                                                           12,004
                                                                   --------------
---------------------------------------------------------------------------------
------------
SOUTH AFRICA (40.9%)
APPLIANCES & HOUSEHOLD DURABLES
  Ellerine Holdings Ltd.                                  353,500           2,080
                                                                   --------------
BANKING
  Amalgamated Banks of South Africa                       703,051           4,454
                                                                   --------------
BROADCASTING & PUBLISHING
  Omni Media Corp.                                         75,000           1,154
  Perskor Beleggings Beperk                               163,200           1,669
  Primedia Ltd.                                           125,000             718
                                                                   --------------
                                                                            3,541
                                                                   --------------
CHEMICALS
  Polfin Ltd.                                           2,475,000           4,559
  SASOL Ltd.                                            1,728,842          18,484
                                                                   --------------
                                                                           23,043
                                                                   --------------
CONSTRUCTION & HOUSING
  Concor Ltd.                                             277,222           1,568
                                                                   --------------
ELECTRICAL & ELECTRONICS
  Allied Electronics Corp. Ltd.                           770,000           1,237
  DataTec Ltd.                                            686,000           3,260
  Dimensions Data Holdings Ltd.                         1,831,487           6,009
  Persetel Holdings Ltd.                                  810,000           5,059
  Reunert Ltd.                                             40,000             141
  Spescom Electronics Ltd.                                765,100           1,143
  Voltex Holdings Ltd.                                  2,084,026           1,169
                                                                   --------------
                                                                           18,018
                                                                   --------------
ENERGY SOURCES
  Energy Africa Ltd.                                      400,000           1,855
  Ingwe Coal Corp. Ltd.                                   256,200           1,687
  Trans Natal Coal Corp. Ltd.                             600,000           3,869
                                                                   --------------
                                                                            7,411
                                                                   --------------
FOOD & HOUSEHOLD PRODUCTS
  Premier Group Ltd.                                      200,000             297
                                                                   --------------
---------------------------------------------------------------------------------
------------
                                                                            VALUE
                                                           SHARES           (000)
---------------------------------------------------------------------------------
------------

GOLD MINES
  Driefontein Consolidation Ltd.                          322,100  U.S.$    2,923
  Evander Gold Mines Ltd.                                 190,900           1,123
  Free State Consolidation Gold Mines Ltd.                291,500           2,094
                                                                   --------------
                                                                            6,140
                                                                   --------------
INDUSTRIAL COMPONENTS
  Tiger Wheels Ltd.                                        73,297             264
                                                                   --------------
INSURANCE
  Sage Group Ltd.                                         605,000           2,998
                                                                   --------------
LEISURE & TOURISM
  Kersaf Investments Ltd.                                 117,000             966
  Leisurenet Ltd.                                         114,510             111
  Spur Holdings Ltd.                                      671,200           1,336
  Sun International Ltd.                                4,423,571           2,953
                                                                   --------------
                                                                            5,366
                                                                   --------------
MACHINERY & ENGINEERING
  Howden Africa Holdings Ltd.                           1,940,072           2,019
                                                                   --------------
MERCHANDISING
  Housewares Group Ltd.                                   152,100              76
                                                                   --------------
METALS -- NON-FERROUS
  Chromecorp Holdings Ltd.                                515,700           1,301
  Potgietersrust Platinums Ltd.                           307,549           1,886
  Rustenburg Platinum Holdings Ltd.                        96,018           1,553
                                                                   --------------
                                                                            4,740
                                                                   --------------
METALS -- STEEL
  Highveld Steel & Vanadium Corp. Ltd.                    560,000           2,496
                                                                   --------------
MINING
  Gencor Ltd.                                           3,253,500          15,091
                                                                   --------------
MULTI-INDUSTRY
  Barlow Ltd.                                             545,700           6,056
  Bidvest Group Ltd.                                      556,305           3,430
  Bidvest Group Ltd. (Rights), expiring 4/10/97           556,305              31
  Capital Alliance Holdings Ltd.                          800,000           5,014
  Capital Alliance Holdings Ltd. (Rights),
    expiring 4/4/97                                       192,000             109
  New Africa Investments (Preferred)                   12,998,502          10,588
  Real Africa Holdings Ltd.                                80,000             125
  Rembrandt Group Ltd.                                    320,400           3,425
                                                                   --------------
                                                                           28,778
                                                                   --------------
                                                                          128,380
                                                                   --------------
---------------------------------------------------------------------------------
------------

                                                                            VALUE
                                                           SHARES           (000)
---------------------------------------------------------------------------------
------------
SWITZERLAND (0.6%)
MULTI-INDUSTRY
  Suedelektra Holding AG                                    2,175  U.S.$    1,844
                                                                   --------------
---------------------------------------------------------------------------------
------------
UNITED KINGDOM (0.1%)
ENERGY SOURCES
  Wankie Colliery Co. Ltd.                                650,000             267
                                                                   --------------
---------------------------------------------------------------------------------
------------
ZIMBABWE (21.0%)
BANKING
  NMBZ Holdings Ltd.                                    1,150,000           2,459
                                                                   --------------
BEVERAGES & TOBACCO
  Delta Corp. Ltd.                                     13,411,365          20,844
                                                                   --------------
BUILDING MATERIALS & COMPONENTS
  PG Industries                                         1,123,748             659
  Portland Holdings Ltd.                                  300,000             426
                                                                   --------------
                                                                            1,085
                                                                   --------------
ENERGY SOURCES
  Wankie Colliery Co. Ltd.                              7,522,900           3,341
                                                                   --------------
FOOD & HOUSEHOLD PRODUCTS
  Colcom Holdings                                       1,312,500             554
  Eastern Highlands                                     3,375,659             600
  Hippo Valley Estates Ltd.                             1,200,000           1,492
                                                                   --------------
                                                                            2,646
                                                                   --------------
LEISURE & TOURISM
  Zimbabwe Sun                                          6,445,161           2,204
                                                                   --------------
MERCHANDISING
  Meikles Africa Ltd.                                   8,419,880          18,608
                                                                   --------------
METALS -- NON-FERROUS
  Bindura Nickel Corp. Ltd.                               625,000             416
                                                                   --------------
MULTI-INDUSTRY
  CFI Holdings                                          1,054,300             140
  TA Holdings Ltd.                                     11,250,100           1,699
  Trans Zambezi Industries Ltd.                         6,012,410           5,411
  Trans Zambezi Industries Ltd. 144A                    5,000,000           4,500
  Trans Zambezi Industries Ltd. -- New                    360,000             324
  TSL Ltd.                                              3,477,000           2,007
                                                                   --------------
                                                                           14,081
                                                                   --------------
TEXTILES & APPAREL
  Spinweave                                             3,336,000             178
                                                                   --------------
                                                                           65,862
                                                                   --------------
---------------------------------------------------------------------------------
------------
TOTAL COMMON STOCKS
  (Cost U.S. $221,607)                                                    306,418
                                                                   --------------
---------------------------------------------------------------------------------
------------
                                                                            VALUE
                                                           SHARES           (000)
---------------------------------------------------------------------------------
------------
CONVERTIBLE PREFERRED STOCK (1.0%)
---------------------------------------------------------------------------------
------------
SOUTH AFRICA
CHEMICALS
  SASOL Ltd. 8.50%
    (Cost U.S. $3,361)                                    294,400  U.S.$    3,098
                                                                   --------------
---------------------------------------------------------------------------------
------------
                                                             FACE
                                                           AMOUNT
                                                            (000)
---------------------------------------------------------------------------------
------------
SHORT-TERM INVESTMENT (1.5%)
---------------------------------------------------------------------------------
------------
UNITED STATES (1.5%)
REPURCHASE AGREEMENT
  Chase Securities, Inc., 6.00%, dated 3/31/97,
    due 4/1/97, to be repurchased at U.S. $4,745,
    collateralized by United States Treasury
    Bonds, 11.25%, due 2/15/15, valued at U.S.
    $4,845 (Cost U.S. $4,744)                       U.S.$   4,744           4,744
                                                                   --------------
---------------------------------------------------------------------------------
------------
FOREIGN CURRENCY ON DEPOSIT WITH CUSTODIAN (1.6%)
  Egyptian Pound                                      EGP   1,049             309
  Ghana Cedi                                          GHC  24,639              13
  Kenyan Shilling                                    KES   47,208             864
  South African Rand                                  ZAR  13,650           3,089
  Zimbabwe Dollar                                      ZWD  9,186             815
                                                                   --------------
    (Cost U.S. $5,069)                                                      5,090
                                                                   --------------
---------------------------------------------------------------------------------
------------
TOTAL INVESTMENTS (101.8%)
  (Cost U.S. $234,781)                                                    319,350
                                                                   --------------
---------------------------------------------------------------------------------
------------
OTHER ASSETS AND LIABILITIES (-1.8%)
  Other Assets                                      U.S.$   9,232
  Liabilities                                             (14,982)         (5,750)
                                                    -------------  --------------
---------------------------------------------------------------------------------
------------
NET ASSETS (100%)
  Applicable to 15,448,477 issued and outstanding U.S. $0.01 par
    value shares (100,000,000 shares authorized)                   U.S.$  313,600
                                                                       ----------
---------------------------------------------------------------------------------
------------
NET ASSET VALUE PER SHARE                                          U.S.$    20.30
                                                                       ----------
---------------------------------------------------------------------------------
------------